FAIR VALUE MEASUREMENTS - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
FAIR VALUE MEASUREMENTS

9. FAIR VALUE MEASUREMENTS

        Financial instruments are presented at fair value in the Company's balance sheets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. These categories include (in descending order of priority): Level 1, defined as observable inputs for identical instruments such as quoted prices in active markets; Level 2, defined as inputs, other than quoted prices in active markets, that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

        The following tables show assets and liabilities measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011 on the Company's balance sheet, and the input categories associated with those assets and liabilities:

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 9/30/12	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Derivative Assets	$23	$—	$23	$—
Deferred Compensation Plan Assets(a)	6,998	6,998	—	—

Total	$7,021	$6,998	$23	$—

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 12/31/11	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Derivative Assets	$548	$—	$548	$—
Deferred Compensation Plan Assets(a)	5,752	5,752	—	—

Total	$6,300	$5,752	$548	$—

(a)
Deferred Compensation Plan Assets consist primarily of equity securities. The Company also has an offsetting liability related to the Deferred Compensation Plan, which is not disclosed in the table as it is not independently measured at fair value, but rather is set to equal fair value of the assets held in the related rabbi trust.

        The fair value of derivative assets, consisting of interest rate caps as discussed above, is calculated using proprietary models utilizing observable inputs, as well as future assumptions related to interest rates, credit risk and other variables. These calculations are performed by the financial institutions that are counterparties to the applicable cap agreements and reported to the Company on a monthly basis. The Company uses these reported fair values to adjust the asset as appropriate. The Company evaluates the reasonableness of the calculations by comparing similar calculations from other counterparties for the applicable period and performs back-testing through use of the look back approach to evaluate the fair value provided by the financial institutions. Deferred compensation plan assets consist of publicly traded securities and are valued in accordance with market quotations. There were no transfers into or out of Level 1 or Level 2 measurements for the nine months ended September 30, 2012 or the 12 months ended December 31, 2011. The Company's policy is to recognize transfers between levels as of the beginning of the period in which the event or change in circumstances triggering the transfer occurs. The Company had no Level 3 financial instruments at any time during the nine months ended September 30, 2012 or the 12 months ended December 31, 2011.

        The following estimated fair values of financial instruments have been determined by the Company using available market information and valuation methodologies described below.

        Cash and Cash Equivalents and Restricted Cash and Investments—Cash and cash equivalents and restricted cash and investments consist of short-term, highly liquid investments with original maturities of three months or less when purchased and are comprised primarily of bank deposits, commercial paper and money market funds. The carrying amounts of these items are a reasonable estimate of their fair value due to the short-term nature of these instruments. The Company maintains its cash and cash equivalents in accounts that may not be federally insured.

        Receivables and Accounts Payable—The carrying amounts of these items are a reasonable estimate of their fair value. The Company has not experienced any material losses in such accounts and believes it is not exposed to significant credit risk.

        Debt and Other Obligations—The fair values of the debt traded on the secondary markets were developed utilizing a market approach based on observable inputs from similar debt arrangements and from information regarding the trading of the Company's debt in non-active secondary markets and, thus, the debt is classified as Level 2 in the fair value hierarchy. The Company's other debt is not traded, including floating rate debt for which the carrying amounts are a reasonable estimate of the fair value, as well as fixed rate debt for which the fair values were estimated utilizing an income approach based on discount rates derived from other comparable issuances that include certain unobservable inputs. The non-traded debt is classified as Level 3 in the fair value hierarchy. A portion of the Company's debt is denominated in Canadian dollars, and its carrying value is impacted by exchange rate fluctuations. However, this foreign currency risk is mitigated by the underlying collateral, which is the Company's Canadian fleet.

        The following tables provide information about the Company's market sensitive financial instruments valued at September 30, 2012 and December 31, 2011:

			Fair Value Measurements at Reporting Date Using
Description	Carrying Value Assets (Liabilities) at 9/30/12	Fair Value Assets (Liabilities) at 9/30/12	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Vehicle debt and obligations-floating rates(1)	$(510,000)	$(510,000)	$—	$—	$(510,000)
Vehicle debt and obligations-fixed rates	(900,000)	(926,819)	—	(516,296)	(410,523)
Canadian dollar denominated vehicle debt and obligations-floating rates	(71,169)	(71,169)	—	—	(71,169)

Total	$(1,481,169)	$(1,507,988)	$—	$(516,296)	$(991,692)

(1)
The fair value of the Series 2010-3 VFN excludes the impact of the related interest rate cap.

			Fair Value Measurements at Reporting Date Using
Description	Carrying Value Assets (Liabilities) at 12/31/11	Fair Value Assets (Liabilities) at 12/31/11	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Vehicle debt and obligations-floating rates	$(500,000)	$(495,820)	$—	$(495,820)	$—
Vehicle debt and obligations-fixed rates	(900,000)	(899,292)	—	(499,292)	(400,000)

Total	$(1,400,000)	$(1,395,112)	$—	$(995,112)	$(400,000)

10. FAIR VALUE MEASUREMENTS

        Financial instruments are presented at fair value in the Company's balance sheets. Fair value is defined as the price which would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. These categories include (in descending order of priority): Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

        The following tables show assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010 on the Company's balance sheet, and the input categories associated with those assets and liabilities:

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 12/31/11	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Derivative Assets	$548	$—	$548	$—
Deferred Compensation Plan Assets(a)	5,752	5,752	—	—

Total	$6,300	$5,752	$548	$—

		Fair Value Measurements at Reporting Date Using
Description	Total Fair Value Assets (Liabilities) at 12/31/10	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Derivative Assets	$1,355	$—	$1,355	$—
Derivative Liabilities	(36,888)	—	(36,888)	—
Marketable Securities (available for sale)	169	169	—	—
Deferred Compensation Plan Assets(a)	3,916	—	3,916	—

Total	$(31,448)	$169	$(31,617)	$—

(a)
Deferred Compensation Plan Assets consist primarily of equity securities. The Company also has an offsetting liability related to the Deferred Compensation Plan, which is not disclosed in the table as it is not independently measured at fair value, but rather is set to equal fair value of the assets held in the related rabbi trust.

        The fair value of derivative assets and liabilities, consisting primarily of interest rate swaps and caps as discussed above, is calculated using proprietary models utilizing observable inputs, as well as future assumptions related to interest rates, credit risk and other variables. These calculations are performed by the financial institutions that are counterparties to the applicable swap and cap agreements and reported to the Company on a monthly basis. The Company uses these reported fair values to adjust the asset or liability as appropriate. The Company evaluates the reasonableness of the calculations by comparing similar calculations from other counterparties for the applicable period and performs back-testing through use of the look back approach to evaluate the fair value provided by the financial institutions. Deferred compensation plan assets consist of publicly traded securities and are valued in accordance with market quotations. The Company had no Level 3 financial instruments at any time during the years ended December 31, 2011 and 2010.

        The following estimated fair values of financial instruments have been determined by the Company using available market information and valuation methodologies.

        Cash and Cash Equivalents, Cash and Cash Equivalents—Required Minimum Balance, Restricted Cash and Investments, Receivables, Accounts Payable, Accrued Liabilities and Vehicle Insurance Reserves—The carrying amounts of these items are a reasonable estimate of their fair value. The Company maintains its cash and cash equivalents in accounts that may not be federally insured. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

        Letters of Credit and Surety Bonds—The letters of credit and surety bonds of $203.1 million and $47.4 million, respectively, have no fair value as they support the Company's corporate operations and are not anticipated to be drawn upon.

        Debt and Other Obligations—The fair values of the asset-backed medium-term notes were developed using a valuation model that utilizes current market and industry conditions, assumptions related to the financial insurers providing financial guaranty policies on those notes and the limited market liquidity for such notes. Additionally, the fair value of the Term Loan was similarly developed using a valuation model and current market conditions.

        The following tables provide information about the Company's market sensitive financial instruments valued at December 31, 2011 and 2010:

Debt and other obligations at December 31, 2011	Carrying Value	Fair Value at 12/31/11
	(in thousands)
Debt:
Vehicle debt and obligations—floating rates	$500,000	$495,820
Vehicle debt and obligations—fixed rates	$900,000	$899,292

Debt and other obligations at December 31, 2010	Carrying Value	Fair Value at 12/31/10
	(in thousands)
Debt:
Vehicle debt and obligations—floating rates(1)	$1,200,000	$1,178,875
Vehicle debt and obligations—Canadian dollar denominated	$49,118	$49,118
Non-vehicle debt—Term Loan	$148,125	$146,459
(1)
Includes $500 million relating to the Series 2006-1 notes, the $500 million Series 2007-1 notes swapped from floating interest rates to fixed interest rates, and the $200 million Series 2010-1 VFN. The fair value excludes the impact of the related interest rate swaps and cap.